NOTE 9 - INCOME TAX: Deferred Tax Assets and Liabilities (Details) - USD ($)	May 31, 2019	Aug. 31, 2018
Deferred tax asset
Capital Allowance	$ 8,473	$ 9,850
Net operating loss carryover	177,800	35,573
Valuation allowance	(186,274)	(45,423)
Deferred tax assets, net	$ 0	$ 0